Other Employee-Related Obligations - Rollforward (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Other Provisions
Provisions	€ 746
Current provisions at beginning of the period	110
Current provisions at end of the period	268
Non-current provisions at beginning of the period	270
Non-current provisions at end of the period	478
Other employee-related provisions as part of B/S provisions
Other Provisions
Balance at beginning of period	77
Addition	190
Utilization	(95)
Release	(8)
Balance at end of the period	€ 164
Other employee-related provisions as % of provisions	22.00%
Current provisions at beginning of the period	€ 25
Addition, current	53
Utilization, current	(52)
Release, current	(5)
Current provisions at end of the period	€ 21
Other employee-related provisions as % of total provisions, current	8.00%
Non-current provisions at beginning of the period	€ 52
Addition, non-current	137
Utilization, non-current	(43)
Release, non-current	(3)
Non-current provisions at end of the period	€ 143
Other employee-related provisions as % of total provisions, non-current	30.00%